Share Capital	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
SHARE CAPITAL

13. SHARE CAPITAL

The Class A Common shares together with the Class B Variable Voting shares represent Telesat Corporation’s Public Shares (“Telesat Public Shares”). The Class C Fully Voting shares and Class C Limited Voting shares shall be referred to as (“Class C Shares”). The Telesat Public Shares and Class C Shares together represent Telesat Corporation Shares (“Telesat Corporation Shares”).

The number of shares and stated value of the outstanding shares were as follows:

	June 30, 2025		December 31, 2024
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	14,682,322	$62,086	14,080,010	$52,742
Class C Shares	112,841	6,340	112,841	6,340
	14,795,163	$68,426	14,192,851	$59,082

The breakdown of the number of shares of Telesat Public Shares, as at June 30, 2025, was as follows:

Telesat Public shares
Class A Common shares	3,607,757
Class B Variable Voting shares	11,074,565
Total Telesat Public shares	14,682,322

The number of Class A Common shares and Class B Variable Voting shares in the table above is based on information available to the Company as at June 30, 2025.

In addition, the Company has one Class A Special Voting Share, one Class B Special Voting Share, one Class C Special Voting Share and one Golden Share outstanding, each with a nominal stated value as at June 30, 2025 and December 31, 2024. The voting rights of the Special Voting Shares and the Golden Share are more fully described in the Company’s Annual Report filed on Form 20-F for the year ended December 31, 2024 that can be obtained on the SEC’s website at https://www.sec.gov and on the SEDAR+ at https://www.sedarplus.ca.

During the six months ended June 30, 2025, 443,485 Restricted Share Units (“RSUs”) were settled for 223,671 Telesat Public Shares, on a net settlement basis (six months ended June 30, 2024 — 741,633 RSUs were settled for 356,127 Telesat Public Shares, on a net settlement basis).

During the six months ended June 30, 2024, 12,434 Deferred Share Units (“DSUs”) were settled for an equal number of Telesat Public Shares. There were no settlements of DSUs in the six months ended June 30, 2025.

During the six months ended June 30, 2025, 187,349 Performance Share Units (“PSUs”) were settled for 103,678 Telesat Public Shares, on a net settlement basis (six months ended June 30, 2024 — 93,896 PSUs were settled for 67,281 Telesat Public Shares, on a net settlement basis).

During the six months ended June 30, 2025, 252,079 Telesat Public Shares were issued in exchange for an equal number of Limited Partnership units (“LP Units”) in Telesat Partnership LP (the “Partnership”). There were no settlements of exchanges of LP Units for Telesat Public Shares in the six months ended June 30, 2024.

During the six months ended June 30, 2025, 22,884 stock options were exercised in exchange for an equal number of Telesat Public Shares. There were no exercises of stock options in the six months ended June 30, 2024.

The number and stated value of the outstanding LP Units of the Partnership as at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025		December 31, 2024
	Number of shares	Stated value	Number of shares	Stated value
Class A and Class B LP Units	18,069,713	$49,451	18,321,792	$50,141
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,168,075	$88,344	36,420,154	$89,034

On consolidation into Telesat Corporation, the stated value of the LP Units is included under non-controlling interest.